INTANGIBLE ASSETS - Summary of reconciliation of intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accumulated Depreciation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ (1,015,502)	$ (640,814)
Amortization Expense	(424,080)	(359,822)
Foreign Currency Translation	9,821	(14,866)
Ending balance	(1,429,761)	(1,015,502)
Net Carrying Amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,004,914	922,379
Software Development Additions	804,314	424,530
Purchase of intangibles		13,234
Amortization Expense	(424,080)	(359,822)
Foreign Currency Translation	9,821	4,593
Ending balance	1,394,969	1,004,914
GeniusU software platform
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,007,182	1,563,193
Software Development Additions	804,314	424,530
Foreign Currency Translation		19,459
Ending balance	2,811,496	2,007,182
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	13,234
Purchase of intangibles		13,234
Ending balance	$ 13,234	$ 13,234